Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) and certain performance measures for the fiscal years listed below. The Compensation Discussion & Analysis (“CD&A”) describes the compensation setting process for our executive officers, which is done independently from the disclosure requirements.

Pay Versus Performance Table

The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 along with the required financial information required for each fiscal year:

	Summary Compensation Table	Compensation Actually Paid to	Average Summary Compensation	Average Compensation Actually Paid to	Year-end value of $100 invested on 12/31/2019 in(5):
Year	Total for Stephen D. Steinour(1) ($)	Stephen D. Steinour(2)(3) ($)	Table Total for Non-CEO NEOs(4) ($)	Non-CEO NEOs(2)(3)(4) ($)	HBAN ($)	KBW Bank Index ($)	Net Income (in millions) ($)	Adjusted ROTCE(6) (%)
2023	10,101,840	6,345,581	4,215,223	3,327,271	102.96	96.65	1,951.0	19.4
2022	10,484,973	9,855,778	4,790,298	4,874,793	108.06	97.52	2,238.0	21.5
2021	9,619,178	21,563,268	4,985,771	7,855,544	113.00	124.06	1,295.0	19.1
2020	8,007,682	6,524,537	3,181,470	3,637,101	88.94	89.69	817.0	8.9

(1)	Stephen D. Steinour has been Chairman, President, and CEO Huntington and President and CEO of Huntington Bank since January 2009.

(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023		2022		2021		2020
	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	10,101,840	4,215,223	10,484,973	4,790,298	9,619,178	4,985,771	8,007,682	3,181,470
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	—	—	(203,536)	—
Amount added for current year service cost	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—
Total Adjustments for Pension	—	—	—	—	—	—	(203,536)	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(5,999,987)	(2,012,486)	(5,499,987)	(2,643,460)	(5,249,976)	(899,994)	(4,499,995)	(1,374,990)
Year-end fair value of unvested awards granted in the current year	5,674,761	1,889,178	7,062,267	3,086,231	7,194,912	2,134,340	8,935,881	2,703,746
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(995,770)	(288,946)	(1,101,353)	(241,953)	7,505,837	1,177,160	(1,714,840)	(361,670)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(2,435,263)	(475,699)	(1,090,122)	(116,323)	2,493,318	458,266	(4,000,655)	(511,456)

	2023		2022		2021		2020
	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	(3,756,259)	(887,952)	(629,195)	84,495	11,944,090	2,869,773	(1,279,609)	455,631
Compensation Actually Paid (as calculated)	6,345,581	3,327,271	9,855,778	4,874,793	21,563,268	7,855,544	6,524,537	3,637,101

(3)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
- Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.
- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
- Represents annual dividend yield on each vest/FYE date.
(3b)	The following table illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2020, 2021, 2022, and 2023.

	For Stock Options Vesting in					Weighted Average Fair Value Awards Vesting in
	2023	2022	2021	2020		2023	2022	2021	2020
Expected volatility	41%–46%	39%–46%	38%–44%	33%–35%
Expected dividend yield	5.6%–5.8%	4.0%–4.7%	3.9% –4.1%	7.0%	For Restricted Share and RSUs	$11.22	$14.12	$14.81	$9.58
Expected term, in years	3.0–4.0	3.0–4.5	3.0–4.5	3.0–4.5	For Performance Share Awards	$10.99	$13.15	$15.32	$8.57
Risk-free interest rate	3.6%–3.9%	2.6% –2.9%	.2% –.9%	.3% –.4%

(3c)	For FY21, Thomas Shafer and Michael Jones joined the Company through a mid-year acquisition and their values are calculated in line with the other NEOs with the initial value of their equity for FY21 effective 12/31/20 based on Huntington’s stock price.

(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Zachary Wasserman, Paul Heller, Brant Standridge, Scott Kleinman.
2022: Zachary Wasserman, Paul Heller, Brant Standridge, Scott Kleinman.
2021: Zachary Wasserman, Paul Heller, Thomas Shafer, Michael Jones.
2020: Zachary Wasserman, Paul Heller, Andrew Harmening, Jana Litsey.

(5)	Reflects return on $100 investment over 12/31/19-12/31/23, 12/31/19-12/31/22, 12/31/19-12/31/21, and 12/31/19-12/31/20 for 2023, 2022, 2021, and 2020, respectively.
(6)	Non-GAAP, see Appendix A to this proxy statement for more information.

Company Selected Measure Name		Adjusted ROTCE
Named Executive Officers, Footnote [Text Block]

(1)	Stephen D. Steinour has been Chairman, President, and CEO Huntington and President and CEO of Huntington Bank since January 2009.

(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Zachary Wasserman, Paul Heller, Brant Standridge, Scott Kleinman.
2022: Zachary Wasserman, Paul Heller, Brant Standridge, Scott Kleinman.
2021: Zachary Wasserman, Paul Heller, Thomas Shafer, Michael Jones.
2020: Zachary Wasserman, Paul Heller, Andrew Harmening, Jana Litsey.

Adjustment To PEO Compensation, Footnote [Text Block]

	2023		2022		2021		2020
	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	10,101,840	4,215,223	10,484,973	4,790,298	9,619,178	4,985,771	8,007,682	3,181,470
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	—	—	(203,536)	—
Amount added for current year service cost	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—
Total Adjustments for Pension	—	—	—	—	—	—	(203,536)	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(5,999,987)	(2,012,486)	(5,499,987)	(2,643,460)	(5,249,976)	(899,994)	(4,499,995)	(1,374,990)
Year-end fair value of unvested awards granted in the current year	5,674,761	1,889,178	7,062,267	3,086,231	7,194,912	2,134,340	8,935,881	2,703,746
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(995,770)	(288,946)	(1,101,353)	(241,953)	7,505,837	1,177,160	(1,714,840)	(361,670)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(2,435,263)	(475,699)	(1,090,122)	(116,323)	2,493,318	458,266	(4,000,655)	(511,456)

	2023		2022		2021		2020
	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	(3,756,259)	(887,952)	(629,195)	84,495	11,944,090	2,869,773	(1,279,609)	455,631
Compensation Actually Paid (as calculated)	6,345,581	3,327,271	9,855,778	4,874,793	21,563,268	7,855,544	6,524,537	3,637,101

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,215,223	$ 4,790,298	$ 4,985,771	$ 3,181,470
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 3,327,271	4,874,793	7,855,544	3,637,101
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2023		2022		2021		2020
	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)
Total Compensation from Summary Compensation Table	10,101,840	4,215,223	10,484,973	4,790,298	9,619,178	4,985,771	8,007,682	3,181,470
Adjustments for Pension
Adjustment Summary Compensation Table Pension	—	—	—	—	—	—	(203,536)	—
Amount added for current year service cost	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—
Total Adjustments for Pension	—	—	—	—	—	—	(203,536)	—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(5,999,987)	(2,012,486)	(5,499,987)	(2,643,460)	(5,249,976)	(899,994)	(4,499,995)	(1,374,990)
Year-end fair value of unvested awards granted in the current year	5,674,761	1,889,178	7,062,267	3,086,231	7,194,912	2,134,340	8,935,881	2,703,746
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(995,770)	(288,946)	(1,101,353)	(241,953)	7,505,837	1,177,160	(1,714,840)	(361,670)
Fair values at vest date for awards granted and vested in current year	—	—	—	—	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(2,435,263)	(475,699)	(1,090,122)	(116,323)	2,493,318	458,266	(4,000,655)	(511,456)

	2023		2022		2021		2020
	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)	Steinour, Stephen D. ($)	Average Non-CEO NEOs ($)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	(3,756,259)	(887,952)	(629,195)	84,495	11,944,090	2,869,773	(1,279,609)	455,631
Compensation Actually Paid (as calculated)	6,345,581	3,327,271	9,855,778	4,874,793	21,563,268	7,855,544	6,524,537	3,637,101

Equity Valuation Assumption Difference, Footnote [Text Block]

	For Stock Options Vesting in					Weighted Average Fair Value Awards Vesting in
	2023	2022	2021	2020		2023	2022	2021	2020
Expected volatility	41%–46%	39%–46%	38%–44%	33%–35%
Expected dividend yield	5.6%–5.8%	4.0%–4.7%	3.9% –4.1%	7.0%	For Restricted Share and RSUs	$11.22	$14.12	$14.81	$9.58
Expected term, in years	3.0–4.0	3.0–4.5	3.0–4.5	3.0–4.5	For Performance Share Awards	$10.99	$13.15	$15.32	$8.57
Risk-free interest rate	3.6%–3.9%	2.6% –2.9%	.2% –.9%	.3% –.4%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

As described in greater detail in the CD&A, we have a significant focus on pay-for-performance. The most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2023 to our performance were:

Adjusted EPS
Operating Leverage
PPNR Growth
Adjusted ROTCE
New Revenue

Total Shareholder Return Amount	[4]	$ 102.96	108.06	113.00	88.94
Peer Group Total Shareholder Return Amount	[4]	96.65	97.52	124.06	89.69
Net Income (Loss) Attributable to Parent		$ 1,951,000,000	$ 2,238,000,000	$ 1,295,000,000	$ 817,000,000
Company Selected Measure Amount	[5]	0.194	0.215	0.191	0.089
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Leverage
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		PPNR Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted ROTCE
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		New Revenue
Non-PEO NEO [Member] | Adjustment Summary Compensation Table Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Amount added for current year service cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Amount added for prior service cost impacting current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Adjustments for Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment for grant date values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,012,486)	(2,643,460)	(899,994)	(1,374,990)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,889,178	3,086,231	2,134,340	2,703,746
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(288,946)	(241,953)	1,177,160	(361,670)
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(475,699)	(116,323)	458,266	(511,456)
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(887,952)	84,495	2,869,773	455,631
Stephen D. Steinour
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	10,101,840	10,484,973	9,619,178	8,007,682
PEO Actually Paid Compensation Amount	[2],[3]	$ 6,345,581	$ 9,855,778	$ 21,563,268	$ 6,524,537
Stephen D. Steinour | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Stephen D. Steinour	Stephen D. Steinour	Stephen D. Steinour	Stephen D. Steinour
Stephen D. Steinour | PEO [Member] | Adjustment Summary Compensation Table Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (203,536)
Stephen D. Steinour | PEO [Member] | Amount added for current year service cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen D. Steinour | PEO [Member] | Amount added for prior service cost impacting current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen D. Steinour | PEO [Member] | Total Adjustments for Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(203,536)
Stephen D. Steinour | PEO [Member] | Adjustment for grant date values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,999,987)	(5,499,987)	(5,249,976)	(4,499,995)
Stephen D. Steinour | PEO [Member] | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,674,761	7,062,267	7,194,912	8,935,881
Stephen D. Steinour | PEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(995,770)	(1,101,353)	7,505,837	(1,714,840)
Stephen D. Steinour | PEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen D. Steinour | PEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,435,263)	(1,090,122)	2,493,318	(4,000,655)
Stephen D. Steinour | PEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen D. Steinour | PEO [Member] | Dividends or dividend equivalents not otherwise included in total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Stephen D. Steinour | PEO [Member] | Total Adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,756,259)	$ (629,195)	$ 11,944,090	$ (1,279,609)
Zachary J. Wasserman | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Zachary Wasserman	Zachary Wasserman	Zachary Wasserman	Zachary Wasserman
Paul G. Heller | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Paul Heller	Paul Heller	Paul Heller	Paul Heller
Brantley J. Standridge | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Brant Standridge	Brant Standridge
Scott D. Kleinman | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Scott Kleinman	Scott Kleinman
Thomas Shafer | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Thomas Shafer
Michael Jones | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Michael Jones
Andrew Harmening | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Andrew Harmening
Jana Litsey | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Jana Litsey

[1]	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
[2]	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
[3]	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
[4]	Reflects return on $100 investment over 12/31/19-12/31/23, 12/31/19-12/31/22, 12/31/19-12/31/21, and 12/31/19-12/31/20 for 2023, 2022, 2021, and 2020, respectively.
[5]	Non-GAAP, see Appendix A to this proxy statement for more information.
[6]	Stephen D. Steinour has been Chairman, President, and CEO Huntington and President and CEO of Huntington Bank since January 2009.